Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		97 Months Ended	106 Months Ended		120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2020	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000003854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class A Shares)
Average Annual Return, Percent	6.01%	14.90%					12.68%
C000007566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class C Shares)
Average Annual Return, Percent	10.37%	15.58%					12.85%
C000007404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class I Shares)
Average Annual Return, Percent	12.16%	16.45%					13.56%
C000007405 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class L Shares)
Average Annual Return, Percent	12.34%	16.62%					13.73%
C000070617 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R2 Shares)
Average Annual Return, Percent	11.63%	15.86%					13.00%
C000173553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R3 Shares)
Average Annual Return, Percent	11.93%	16.16%					13.29%
C000173554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R4 Shares)
Average Annual Return, Percent	12.19%	16.44%					13.56%
C000033526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R5 Shares)
Average Annual Return, Percent	12.37%	16.62%					13.74%
C000093771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R6 Shares)
Average Annual Return, Percent	12.49%	16.74%					13.85%
C000007573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)
Average Annual Return, Percent	6.94%	15.67%					12.21%
C000007571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)
Average Annual Return, Percent	13.12%	17.21%					13.09%
C000007982 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)
Average Annual Return, Percent	13.25%	17.33%					13.23%
C000007576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class A Shares)
Average Annual Return, Percent	5.01%	8.05%					6.58%
C000007578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class C Shares)
Average Annual Return, Percent	8.46%	8.51%					6.64%
C000007574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class I Shares)
Average Annual Return, Percent	10.21%	9.32%					7.34%
C000007575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class L Shares)
Average Annual Return, Percent	10.31%	9.39%					7.46%
C000195232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class R6 Shares)
Average Annual Return, Percent	10.46%	9.47%					7.53%
C000007580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class A Shares)
Average Annual Return, Percent	(2.59%)	7.73%					8.61%
C000007582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class C Shares)
Average Annual Return, Percent	1.30%	8.37%					8.76%
C000007579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class I Shares)
Average Annual Return, Percent	3.07%	9.18%					9.46%
C000200711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class R6 Shares)
Average Annual Return, Percent	3.34%	9.45%					9.74%
C000007584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class A Shares)
Average Annual Return, Percent	5.35%	13.37%					9.58%
C000007586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class C Shares)
Average Annual Return, Percent	9.66%	14.02%					9.73%
C000007583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class I Shares)
Average Annual Return, Percent	11.48%	14.88%					10.45%
C000162364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R2 Shares)
Average Annual Return, Percent	10.93%	14.31%					9.90%
C000190876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R3 Shares)
Average Annual Return, Percent	11.20%	14.60%					10.17%
C000190877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R4 Shares)
Average Annual Return, Percent	11.48%	14.88%					10.45%
C000162365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R5 Shares)
Average Annual Return, Percent	11.65%	15.06%					10.62%
C000162366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R6 Shares)
Average Annual Return, Percent	11.77%	15.17%					10.71%
C000007642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class A Shares)
Average Annual Return, Percent	8.80%	16.59%					14.56%
C000007643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class C Shares)
Average Annual Return, Percent	13.27%	17.26%					14.72%
C000007641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class I Shares)
Average Annual Return, Percent	15.11%	18.15%					15.47%
C000070623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class R2 Shares)
Average Annual Return, Percent	14.54%	17.56%					14.90%
C000033529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class R5 Shares)
Average Annual Return, Percent	15.29%	18.33%					15.66%
C000162368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class R6 Shares)
Average Annual Return, Percent	15.40%	18.44%					15.76%
C000007645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)
Average Annual Return, Percent	5.46%	13.85%					11.84%
C000007646 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)
Average Annual Return, Percent	9.75%	14.51%					11.99%
C000007644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)
Average Annual Return, Percent	11.58%	15.37%					12.72%
C000222263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)
Average Annual Return, Percent	11.65%	15.43%					12.75%
C000007648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class A Shares)
Average Annual Return, Percent	5.93%	13.73%					8.14%
C000007649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class C Shares)
Average Annual Return, Percent	10.41%	14.42%					8.29%
C000007647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class I Shares)
Average Annual Return, Percent	11.95%	15.22%					8.95%
C000070624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class R2 Shares)
Average Annual Return, Percent	11.47%	14.59%					8.40%
C000033530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class R5 Shares)
Average Annual Return, Percent	12.00%	15.29%					9.09%
C000093775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class R6 Shares)
Average Annual Return, Percent	12.12%	15.42%					9.18%
C000007895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class A Shares)
Average Annual Return, Percent	5.93%	10.53%					8.82%
C000081076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class C Shares)
Average Annual Return, Percent	10.24%	11.17%					8.97%
C000007650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class I Shares)
Average Annual Return, Percent	12.08%	12.01%					9.70%
C000136840 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class R2 Shares)
Average Annual Return, Percent	11.52%	11.45%					9.13%
C000136841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class R5 Shares)
Average Annual Return, Percent	12.24%	12.18%					9.85%
C000136842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class R6 Shares)
Average Annual Return, Percent	12.36%	12.29%					9.95%
C000007653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class A Shares)
Average Annual Return, Percent	0.03%	7.60%					7.04%
C000007655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class C Shares)
Average Annual Return, Percent	4.03%	8.22%					7.20%
C000007651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class I Shares)
Average Annual Return, Percent	5.83%	9.05%					7.91%
C000070625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R2 Shares)
Average Annual Return, Percent	5.29%	8.51%					7.36%
C000173555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R3 Shares)
Average Annual Return, Percent	5.58%	8.78%					7.63%
C000173556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R4 Shares)
Average Annual Return, Percent	5.84%	9.05%					7.91%
C000033531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R5 Shares)
Average Annual Return, Percent	6.05%	9.26%					8.12%
C000169974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R6 Shares)
Average Annual Return, Percent	6.11%	9.32%					8.17%
C000054337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class A Shares)
Average Annual Return, Percent	(2.66%)	10.24%					5.97%
C000054338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class C Shares)
Average Annual Return, Percent	1.22%	10.87%					6.11%
C000007656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class I Shares)
Average Annual Return, Percent	2.93%	11.69%					6.81%
C000007657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class L Shares)
Average Annual Return, Percent	3.06%	11.86%					6.97%
C000106052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R2 Shares)
Average Annual Return, Percent	2.39%	11.10%					6.26%
C000173557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R3 Shares)
Average Annual Return, Percent	2.72%	11.42%					6.54%
C000173558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R4 Shares)
Average Annual Return, Percent	2.95%	11.69%					6.80%
C000173220 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R5 Shares)
Average Annual Return, Percent	3.04%	11.85%					6.97%
C000106053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R6 Shares)
Average Annual Return, Percent	3.16%	11.96%					7.08%
C000007660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class A Shares)
Average Annual Return, Percent	6.98%	13.54%					8.01%
C000007661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class C Shares)
Average Annual Return, Percent	11.32%	14.21%					8.16%
C000007658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class I Shares)
Average Annual Return, Percent	13.15%	15.06%					8.86%
C000007659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class L Shares)
Average Annual Return, Percent	13.34%	15.23%					9.05%
C000190878 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R2 Shares)
Average Annual Return, Percent	12.58%	14.48%					8.31%
C000173221 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R3 Shares)
Average Annual Return, Percent	12.86%	14.77%					8.58%
C000173222 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R4 Shares)
Average Annual Return, Percent	13.14%	15.06%					8.86%
C000173223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R5 Shares)
Average Annual Return, Percent	13.33%	15.24%					9.04%
C000173224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R6 Shares)
Average Annual Return, Percent	13.42%	15.34%					9.13%
C000007811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)
Average Annual Return, Percent	6.33%	16.69%					12.99%
C000007812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)
Average Annual Return, Percent	10.64%	17.35%					13.15%
C000007809 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)
Average Annual Return, Percent	12.48%	18.24%					13.88%
C000070626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)
Average Annual Return, Percent	11.73%	17.46%					13.20%
C000033532 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)
Average Annual Return, Percent	12.46%	18.24%					13.95%
C000195233 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)
Average Annual Return, Percent	12.56%	18.36%					14.04%
C000032433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class A Shares)
Average Annual Return, Percent	4.31%	4.23%					4.14%
C000032434 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class C Shares)
Average Annual Return, Percent	7.54%	4.53%					4.09%
C000032435 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class I Shares)
Average Annual Return, Percent	9.33%	5.31%					4.74%
C000070627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R2 Shares)
Average Annual Return, Percent	8.84%	4.76%					4.21%
C000169479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R3 Shares)
Average Annual Return, Percent	9.11%	5.02%					4.46%
C000169480 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R4 Shares)
Average Annual Return, Percent	9.35%	5.29%					4.70%
C000032436 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R5 Shares)
Average Annual Return, Percent	9.55%	5.44%					4.86%
C000148425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R6 Shares)
Average Annual Return, Percent	9.60%	5.53%					4.95%
C000032449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class A Shares)
Average Annual Return, Percent	5.28%	6.80%					5.98%
C000032450 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class C Shares)
Average Annual Return, Percent	8.59%	7.19%					5.96%
C000032451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class I Shares)
Average Annual Return, Percent	10.49%	8.00%					6.64%
C000070631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)
Average Annual Return, Percent	9.91%	7.45%					6.13%
C000169485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)
Average Annual Return, Percent	10.17%	7.73%					6.38%
C000169486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)
Average Annual Return, Percent	10.47%	7.99%					6.63%
C000032452 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)
Average Annual Return, Percent	10.65%	8.16%					6.79%
C000148428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)
Average Annual Return, Percent	10.76%	8.27%					6.89%
C000032453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class A Shares)
Average Annual Return, Percent	6.99%	9.86%					7.58%
C000032454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class C Shares)
Average Annual Return, Percent	10.43%	10.25%					7.55%
C000032455 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class I Shares)
Average Annual Return, Percent	12.27%	11.08%					8.25%
C000070632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)
Average Annual Return, Percent	11.68%	10.53%					7.72%
C000169488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)
Average Annual Return, Percent	11.99%	10.82%					7.99%
C000169487 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)
Average Annual Return, Percent	12.26%	11.08%					8.24%
C000032456 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)
Average Annual Return, Percent	12.45%	11.26%					8.40%
C000148429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)
Average Annual Return, Percent	12.56%	11.36%					8.50%
C000050048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class A Shares)
Average Annual Return, Percent	4.41%	5.35%					5.15%
C000050049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class C Shares)
Average Annual Return, Percent	7.69%	5.72%					5.13%
C000050050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class I Shares)
Average Annual Return, Percent	9.54%	6.52%					5.81%
C000070633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)
Average Annual Return, Percent	8.95%	5.99%					5.30%
C000169489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)
Average Annual Return, Percent	9.22%	6.26%					5.55%
C000169490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)
Average Annual Return, Percent	9.53%	6.53%					5.79%
C000050051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)
Average Annual Return, Percent	9.66%	6.67%					5.94%
C000148430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)
Average Annual Return, Percent	9.77%	6.79%					6.05%
C000050052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class A Shares)
Average Annual Return, Percent	6.39%	8.70%					6.92%
C000050053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class C Shares)
Average Annual Return, Percent	9.76%	9.08%					6.91%
C000050054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class I Shares)
Average Annual Return, Percent	11.57%	9.89%					7.59%
C000070634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)
Average Annual Return, Percent	11.06%	9.35%					7.08%
C000169491 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)
Average Annual Return, Percent	11.31%	9.62%					7.33%
C000169492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)
Average Annual Return, Percent	11.65%	9.91%					7.59%
C000050055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)
Average Annual Return, Percent	11.76%	10.06%					7.74%
C000148431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)
Average Annual Return, Percent	11.87%	10.17%					7.85%
C000050059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class A Shares)
Average Annual Return, Percent	7.40%	10.81%					8.00%
C000050056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class C Shares)
Average Annual Return, Percent	10.88%	11.20%					7.98%
C000050057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class I Shares)
Average Annual Return, Percent	12.70%	12.02%					8.66%
C000070635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)
Average Annual Return, Percent	12.15%	11.47%					8.15%
C000169493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)
Average Annual Return, Percent	12.40%	11.74%					8.40%
C000169494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)
Average Annual Return, Percent	12.73%	12.03%					8.65%
C000050058 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)
Average Annual Return, Percent	12.88%	12.20%					8.82%
C000148432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)
Average Annual Return, Percent	12.99%	12.31%					8.92%
C000050060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class A Shares)
Average Annual Return, Percent	7.71%	10.97%					8.08%
C000050061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class C Shares)
Average Annual Return, Percent	11.13%	11.36%					8.06%
C000050062 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class I Shares)
Average Annual Return, Percent	13.00%	12.20%					8.75%
C000070636 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)
Average Annual Return, Percent	12.42%	11.65%					8.23%
C000169495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)
Average Annual Return, Percent	12.70%	11.93%					8.49%
C000169496 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)
Average Annual Return, Percent	12.97%	12.20%					8.74%
C000050063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)
Average Annual Return, Percent	13.15%	12.38%					8.90%
C000148433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)
Average Annual Return, Percent	13.25%	12.48%					9.01%
C000109814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class A Shares)
Average Annual Return, Percent	7.71%	10.99%					8.09%
C000109815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class C Shares)
Average Annual Return, Percent	11.19%	11.38%					8.07%
C000109816 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class I Shares)
Average Annual Return, Percent	13.03%	12.21%					8.77%
C000109817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)
Average Annual Return, Percent	12.42%	11.65%					8.24%
C000169497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)
Average Annual Return, Percent	12.73%	11.93%					8.51%
C000169498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)
Average Annual Return, Percent	13.02%	12.21%					8.75%
C000109818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)
Average Annual Return, Percent	13.15%	12.38%					8.92%
C000148434 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)
Average Annual Return, Percent	13.33%	12.49%					9.03%
C000115298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)
Average Annual Return, Percent	10.22%	5.29%					4.84%
C000115299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)
Average Annual Return, Percent	9.62%	4.76%					4.33%
C000186783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)
Average Annual Return, Percent	9.93%	5.02%					4.59%
C000186784 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)
Average Annual Return, Percent	10.23%	5.29%					4.86%
C000115300 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)
Average Annual Return, Percent	10.39%	5.44%					5.00%
C000115301 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)
Average Annual Return, Percent	10.47%	5.55%					5.10%
C000115304 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)
Average Annual Return, Percent	14.25%	12.02%					8.89%
C000115305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)
Average Annual Return, Percent	13.67%	11.45%					8.36%
C000186785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)
Average Annual Return, Percent	13.96%	11.73%					8.64%
C000186786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)
Average Annual Return, Percent	14.27%	12.02%					8.91%
C000115306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)
Average Annual Return, Percent	14.42%	12.18%					9.06%
C000115307 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)
Average Annual Return, Percent	14.51%	12.29%					9.17%
C000115334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)
Average Annual Return, Percent	10.47%	6.60%					6.02%
C000115335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)
Average Annual Return, Percent	9.91%	6.06%					5.50%
C000186789 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)
Average Annual Return, Percent	10.19%	6.33%					5.77%
C000186790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)
Average Annual Return, Percent	10.43%	6.59%					6.04%
C000115336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)
Average Annual Return, Percent	10.62%	6.76%					6.18%
C000115337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)
Average Annual Return, Percent	10.73%	6.86%					6.29%
C000115340 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)
Average Annual Return, Percent	11.63%	8.09%					6.90%
C000115341 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)
Average Annual Return, Percent	11.07%	7.55%					6.38%
C000186791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)
Average Annual Return, Percent	11.34%	7.82%					6.65%
C000186792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)
Average Annual Return, Percent	11.64%	8.09%					6.92%
C000115342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)
Average Annual Return, Percent	11.79%	8.25%					7.07%
C000115343 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)
Average Annual Return, Percent	11.94%	8.36%					7.17%
C000115346 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)
Average Annual Return, Percent	12.58%	9.69%					7.73%
C000115347 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)
Average Annual Return, Percent	12.01%	9.14%					7.20%
C000186794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)
Average Annual Return, Percent	12.34%	9.41%					7.48%
C000186793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)
Average Annual Return, Percent	12.58%	9.68%					7.75%
C000115348 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)
Average Annual Return, Percent	12.76%	9.85%					7.90%
C000115349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)
Average Annual Return, Percent	12.90%	9.96%					8.00%
C000115352 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)
Average Annual Return, Percent	13.40%	10.86%					8.38%
C000115353 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)
Average Annual Return, Percent	12.80%	10.30%					7.85%
C000186795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)
Average Annual Return, Percent	13.11%	10.58%					8.12%
C000186796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)
Average Annual Return, Percent	13.41%	10.86%					8.40%
C000115354 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)
Average Annual Return, Percent	13.54%	11.02%					8.55%
C000115355 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)
Average Annual Return, Percent	13.65%	11.13%					8.65%
C000115358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)
Average Annual Return, Percent	13.90%	11.80%					8.78%
C000115359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)
Average Annual Return, Percent	13.33%	11.23%					8.24%
C000186797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)
Average Annual Return, Percent	13.61%	11.51%					8.52%
C000186798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)
Average Annual Return, Percent	13.89%	11.79%					8.79%
C000115360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)
Average Annual Return, Percent	14.07%	11.96%					8.94%
C000115361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)
Average Annual Return, Percent	14.17%	12.07%					9.05%
C000115364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)
Average Annual Return, Percent	14.29%	12.00%					8.90%
C000115365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)
Average Annual Return, Percent	13.71%	11.44%					8.37%
C000186799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)
Average Annual Return, Percent	13.99%	11.70%					8.65%
C000186800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)
Average Annual Return, Percent	14.27%	11.99%					8.92%
C000115366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)
Average Annual Return, Percent	14.48%	12.16%					9.07%
C000115367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)
Average Annual Return, Percent	14.58%	12.27%					9.17%
C000133811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class A Shares)
Average Annual Return, Percent	1.13%	8.12%					7.49%
C000133812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class C Shares)
Average Annual Return, Percent	5.20%	8.75%					7.64%
C000133813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class I Shares)
Average Annual Return, Percent	6.97%	9.57%					8.34%
C000133814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class R5 Shares)
Average Annual Return, Percent	7.13%	9.72%					8.51%
C000133815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class R6 Shares)
Average Annual Return, Percent	7.25%	9.84%					8.61%
C000172118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class A Shares)
Average Annual Return, Percent	7.67%	10.98%			9.16%
C000172119 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class C Shares)
Average Annual Return, Percent	11.13%	11.38%			9.16%
C000172120 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class I Shares)
Average Annual Return, Percent	12.99%	12.22%			9.92%
C000172122 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)
Average Annual Return, Percent	12.43%	11.67%			9.37%
C000172123 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)
Average Annual Return, Percent	12.72%	11.94%				9.63%
C000172124 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)
Average Annual Return, Percent	12.98%	12.22%				9.91%
C000172121 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)
Average Annual Return, Percent	13.19%	12.40%			10.07%
C000172125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)
Average Annual Return, Percent	13.31%	12.50%			10.19%
C000172127 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)
Average Annual Return, Percent	14.31%	12.03%			9.70%
C000172128 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)
Average Annual Return, Percent	13.76%	11.48%			9.15%
C000186801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)
Average Annual Return, Percent	14.02%	11.76%		9.42%
C000186802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)
Average Annual Return, Percent	14.34%	12.02%		9.70%
C000172129 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)
Average Annual Return, Percent	14.51%	12.21%			9.87%
C000172130 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)
Average Annual Return, Percent	14.61%	12.32%			9.98%
Without Sales Load [Member] | C000003854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.90%	16.14%					13.30%
Without Sales Load [Member] | C000007566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.37%	15.58%					12.85%
Without Sales Load [Member] | C000007573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.87%	16.92%					12.81%
Without Sales Load [Member] | C000007576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	9.98%	9.05%					7.07%
Without Sales Load [Member] | C000007578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.46%	8.51%					6.64%
Without Sales Load [Member] | C000007580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	2.81%	8.90%					9.19%
Without Sales Load [Member] | C000007582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	2.30%	8.37%					8.76%
Without Sales Load [Member] | C000007584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.19%	14.60%					10.17%
Without Sales Load [Member] | C000007586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.66%	14.02%					9.73%
Without Sales Load [Member] | C000007642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.83%	17.85%					15.18%
Without Sales Load [Member] | C000007643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	14.27%	17.26%					14.72%
Without Sales Load [Member] | C000007645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.30%	15.09%					12.44%
Without Sales Load [Member] | C000007646 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.75%	14.51%					11.99%
Without Sales Load [Member] | C000007648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.78%	14.96%					8.72%
Without Sales Load [Member] | C000007649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.41%	14.42%					8.29%
Without Sales Load [Member] | C000007895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.79%	11.73%					9.41%
Without Sales Load [Member] | C000081076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.24%	11.17%					8.97%
Without Sales Load [Member] | C000007653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	5.57%	8.76%					7.62%
Without Sales Load [Member] | C000007655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.03%	8.22%					7.20%
Without Sales Load [Member] | C000054337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	2.71%	11.43%					6.55%
Without Sales Load [Member] | C000054338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	2.22%	10.87%					6.11%
Without Sales Load [Member] | C000007660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.90%	14.78%					8.59%
Without Sales Load [Member] | C000007661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.32%	14.21%					8.16%
Without Sales Load [Member] | C000007811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.21%	17.95%					13.60%
Without Sales Load [Member] | C000007812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.64%	17.35%					13.15%
Without Sales Load [Member] | C000032433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	9.25%	5.19%					4.62%
Without Sales Load [Member] | C000032434 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	8.54%	4.53%					4.09%
Without Sales Load [Member] | C000032449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.24%	7.79%					6.47%
Without Sales Load [Member] | C000032450 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.59%	7.19%					5.96%
Without Sales Load [Member] | C000032453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.04%	10.88%					8.07%
Without Sales Load [Member] | C000032454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.43%	10.25%					7.55%
Without Sales Load [Member] | C000050048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	9.31%	6.33%					5.64%
Without Sales Load [Member] | C000050049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	8.69%	5.72%					5.13%
Without Sales Load [Member] | C000050052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.39%	9.70%					7.42%
Without Sales Load [Member] | C000050053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.76%	9.08%					6.91%
Without Sales Load [Member] | C000050059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.48%	11.83%					8.50%
Without Sales Load [Member] | C000050056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.88%	11.20%					7.98%
Without Sales Load [Member] | C000050060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.77%	12.00%					8.58%
Without Sales Load [Member] | C000050061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.13%	11.36%					8.06%
Without Sales Load [Member] | C000109814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.79%	12.01%					8.59%
Without Sales Load [Member] | C000109815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.19%	11.38%					8.07%
Without Sales Load [Member] | C000133811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.73%	9.29%					8.07%
Without Sales Load [Member] | C000133812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.20%	8.75%					7.64%
Without Sales Load [Member] | C000172118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.76%	12.01%			9.74%
Without Sales Load [Member] | C000172119 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.13%	11.38%			9.16%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%					13.65%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.68%	2.77%					1.98%
MSCI World Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net total return)
Average Annual Return, Percent	16.26%	14.55%					10.66%
Diversified Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Composite Benchmark
Average Annual Return, Percent	12.21%	8.40%					7.26%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.30%	15.96%					12.96%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	7.68%	10.04%					7.12%
MSCI ACWI Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net total return)
Average Annual Return, Percent	16.69%	14.18%		11.84%	11.84%	11.84%	10.55%
Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%	(0.73%)					1.76%
S And P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	9.12%	4.63%					4.67%
JPMorgan SmartRetirement Blend Income Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend Income Composite Benchmark
Average Annual Return, Percent	10.06%	5.48%					5.26%
S And P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	11.37%	8.74%					7.37%
JPMorgan SmartRetirement Blend 2030 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2030 Composite Benchmark
Average Annual Return, Percent	11.57%	8.28%					7.32%
S And P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	10.52%	7.44%					6.63%
JPMorgan SmartRetirement Blend 2025 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2025 Composite Benchmark
Average Annual Return, Percent	10.33%	6.75%					6.44%
S And P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	12.40%	10.19%					8.16%
JPMorgan SmartRetirement Blend 2035 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2035 Composite Benchmark
Average Annual Return, Percent	12.60%	9.85%					8.15%
JPMorgan SmartRetirement Blend 2040 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2040 Composite Benchmark
Average Annual Return, Percent	13.44%	11.11%					8.82%
S And P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	13.28%	11.34%					8.78%
S And P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	13.97%	12.08%					9.17%
JPMorgan SmartRetirement Blend 2045 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2045 Composite Benchmark
Average Annual Return, Percent	14.08%	12.16%					9.28%
S And P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	14.10%	12.43%					9.38%
JPMorgan SmartRetirement Blend 2050 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2050 Composite Benchmark
Average Annual Return, Percent	14.47%	12.37%					9.39%
S And P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	14.37%	12.58%					9.47%
JPMorgan SmartRetirement Blend 2055 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2055 Composite Benchmark
Average Annual Return, Percent	14.47%	12.37%					9.39%
S And P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	14.36%	12.56%		10.32%	10.32%	10.32%
JPMorgan SmartRetirement Blend 2060 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2060 Composite Benchmark
Average Annual Return, Percent	14.47%	12.37%		10.14%	10.14%
JPMorgan SmartRetirement Income Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Income Composite Benchmark
Average Annual Return, Percent	10.01%	5.47%					5.23%
JPMorgan SmartRetirement 2025 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2025 Composite Benchmark
Average Annual Return, Percent	10.28%	6.74%					6.40%
JPMorgan SmartRetirement 2030 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2030 Composite Benchmark
Average Annual Return, Percent	11.49%	8.27%	8.27%				7.26%
JPMorgan SmartRetirement 2035 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2035 Composite Benchmark
Average Annual Return, Percent	12.51%	9.84%					8.14%
JPMorgan SmartRetirement 2040 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2040 Composite Benchmark
Average Annual Return, Percent	13.38%	11.10%					8.80%
JPMorgan SmartRetirement 2045 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2045 Composite Benchmark
Average Annual Return, Percent	14.05%	12.15%					9.27%
JPMorgan SmartRetirement 2050 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2050 Composite Benchmark
Average Annual Return, Percent	14.45%	12.37%					9.38%
JPMorgan SmartRetirement 2060 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2060 Composite Benchmark
Average Annual Return, Percent	14.45%	12.37%			10.13%	10.13%
JPMorgan SmartRetirement 2055 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2055 Composite Benchmark
Average Annual Return, Percent	14.45%	12.37%					9.38%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	15.66%	16.30%					13.35%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	15.21%	13.11%					9.89%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.22%	18.15%					17.01%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	13.70%	13.93%					9.19%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	13.30%	13.87%					9.04%